Loans to group companies	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Loans to group companies
9 Loans to group companies

	2021	2020
At January 1	1,392	1,337

Additions / (repayments)	308	110

Other changes	128	(56)

At December 31	1,829	1,392

Current	639	788

Non-current	1,190	604
The other changes in Loans to group companies mainly relate to currency exchange rate fluctuations.